united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Shares		Fair Value
	COMMON STOCK - 82.9%
	AEROSPACE/DEFENSE - 3.2%
451	Boeing Co. ^	$133,004
725	Curtiss-Wright Corp.	88,341
788	Harris Corp. ^	111,620
995	HEICO Corp. ^	93,878
750	KLX, Inc. *	51,187
371	Lockheed Martin Corp. ^	119,110
1,428	TransDigm Group, Inc. ^	392,157
		989,297
	APPAREL - 4.9%
7,339	Canada Goose Holdings, Inc. * ^	231,619
34,600	Skechers U.S.A., Inc. * ^	1,309,264
		1,540,883
	AUTO PARTS & EQUIPMENT- 3.1%
4,700	Cie Generale des Etablissements Michelin - ADR	134,514
2,519	Dana, Inc.	80,633
20,800	Goodyear Tire & Rubber Co.	672,048
444	Lear Corp.	78,437
		965,632
	BANKS - 1.8%
670	Comerica, Inc.	58,163
865	Grupo Financiero Galicia SA - ADR	56,960
1,964	Grupo Supervielle SA - ADR	57,585
2,679	Independent Bank Group, Inc. ^	181,100
337	Peapack Gladstone Financial Corp. ^	11,802
1,012	Signature Bank * ^	138,907
220	SVB Financial Group *	51,429
		555,946
	BEVERAGES - 1.0%
1,274	Brown-Forman Corp. - ADR	87,486
816	Diageo PLC	119,161
1,505	Monster Beverage Corp. *	95,251
		301,898
	BIOTECHNOLOGY - 1.4%
5,427	ACADIA Pharmaceuticals, Inc. * ^	163,407
436	BioMarin Pharmaceutical, Inc. * ^	38,878
1,115	Puma Biotechnology, Inc. * ^	110,218
2,351	Ultragenyx Pharmaceutical, Inc. * ^	109,039
		421,542
	BUILDING MATERIALS - 1.5%
350	Lennox International, Inc.	72,891
910	Martin Marietta Materials, Inc.	201,146
1,730	Masco Corp.	76,016
1,194	Owens Corning	109,776
		459,829
	CHEMICALS - 0.2%
592	Albemarle Corp. ^	75,711

	COAL - 0.1%
498	Arch Coal, Inc.	46,394

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares		Fair Value
	COMMON STOCK - 82.9% (Continued)
	COMMERCIAL SERVICES - 3.4%
1,208	Bright Horizons Family Solutions, Inc. * ^	$113,552
309	IHS Markit Ltd. * ^	13,951
1,730	KAR Auction Services, Inc.	87,382
777	New Oriental Education & Technology Group, Inc. - ADR ^	73,038
1,332	On Assignment, Inc. *	85,608
4,440	Paylocity Holding Corp. * ^	209,390
1,546	ServiceMaster Global Holdings, Inc. *	79,263
1,302	Total System Services, Inc.	102,975
999	TransUnion *	54,905
409	United Rentals, Inc. *	70,311
1,008	Verisk Analytics, Inc. *	96,768
493	WEX, Inc. *	69,626
		1,056,769
	COMPUTERS - 1.2%
2,419	Electronics For Imaging, Inc. * ^	71,433
1,258	EPAM Systems, Inc. * ^	135,147
990	Globant SA * ^	45,995
2,229	Presidio, Inc. *	42,730
53	Stratasys Ltd. * ^	1,058
1,900	WNS Holdings Ltd. - ADR *	76,247
		372,610

	DISTRIBUTION/WHOLESALE - 1.2%
2,361	H&E Equipment Services, Inc. ^	95,975
2,699	LKQ Corp. * ^	109,768
549	Pool Corp.	71,178
1,245	SiteOne Landscape Supply, Inc. * ^	95,491
		372,412
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
715	Affiliated Managers Group, Inc. ^	146,754
1,466	Air Lease Corp.	70,500
464	Ameriprise Financial, Inc.	78,634
198	BlackRock, Inc. ^	101,715
172	Credit Acceptance Corp. *	55,639
1,546	Eaton Vance Corp.	87,179
1,380	Houlihan Lokey, Inc. ^	62,693
2,850	Interactive Brokers Group, Inc.	168,748
892	Mastercard, Inc. ^	135,013
1,364	SEI Investments Co. ^	98,017
266	Virtus Investment Partners, Inc. * ^	30,603
1,148	Visa, Inc. ^	130,895
2,990	WageWorks, Inc. * ^	185,380
		1,351,770
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
344	Universal Display Corp.	59,392

	ELECTRONICS - 1.3%
1,525	Amphenol Corp. ^	133,895
7,025	GoPro, Inc. * ^	53,179
168	Mettler-Toledo International, Inc. * ^	104,079
1,136	TE Connectivity Ltd.	107,965
		399,118

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares		Fair Value
	COMMON STOCK - 82.9% (Continued)
	ENGINEERING & CONSTRUCTION - 1.0%
13,400	IES Holdings, Inc. *	$231,150
885	TopBuild Corp. *	67,030
		298,180
	ENVIRONMENTAL CONTROL - 1.2%
5,381	Waste Connections, Inc. ^	381,728

	FOOD - 0.8%
1,397	Blue Buffalo Pet Products, Inc. *	45,808
1,035	Lamb Weston Holdings, Inc. ^	58,426
1,632	Performance Food Group Co. *	54,019
974	Tyson Foods, Inc.	78,962
		237,215
	HEALTHCARE-PRODUCTS - 1.8%
400	Abiomed, Inc. * ^	74,964
527	Align Technology, Inc. * ^	117,094
1,302	Globus Medical, Inc. *	53,512
4,606	Insulet Corp. * ^	317,814
		563,384
	HEALTHCARE-SERVICES - 0.8%
659	ICON PLC * ^	73,907
394	UnitedHealth Group, Inc. ^	86,861
1,314	US Physical Therapy, Inc. ^	94,871
		255,639
	HOME BUILDERS - 2.0%
1,900	Century Communities, Inc. *	59,090
1,054	Installed Building Products, Inc. * ^	80,051
4,140	Lennar Corp. - Class A	261,814
64	Lennar Corp. - Class B	3,308
1,125	LGI Homes, Inc. * ^	84,409
525	Thor Industries, Inc.	79,128
1,035	Winnebago Industries, Inc.	57,546
		625,346
	HOME FURNISHINGS - 2.5%
10,180	iRobot Corp. *	780,806

	INSURANCE - 0.5%
1,756	First American Financial Corp. ^	98,406
617	Greenlight Capital Re, Ltd. * ^	12,402
534	Primerica, Inc.	54,228
		165,036
	INTERNET - 14.4%
974	51job, Inc. - ADR * ^	59,268
2,400	Alibaba Group Holding Ltd. - ADR *	413,832
274	Alphabet, Inc. - Class A * ^	288,632
1,140	Alphabet, Inc. - Class C * ^	1,192,896
1,265	Baidu, Inc. - ADR * ^	296,276
17,738	Chegg, Inc. * ^	289,484
4,910	Expedia, Inc.	588,071
630	Facebook, Inc. * ^	111,170
715	GrubHub, Inc. *	51,337
1,700	Sohu.com, Inc. *	73,695
1,728	Stamps.com, Inc. * ^	324,864
2,541	Trade Desk, Inc. * ^	116,200
9,000	TripAdvisor, Inc. *	310,140
4,804	Wayfair, Inc. * ^	385,617
		4,501,482

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares		Fair Value
	COMMON STOCK - 82.9% (Continued)
	IRON/STEEL - 0.8%
26,600	Cleveland-Cliffs, Inc. *	$191,786
1,088	Steel Dynamics, Inc.	46,925
		238,711
	LEISURE TIME - 0.3%
2,422	Planet Fitness, Inc. * ^	83,874

	LODGING - 1.1%
1,104	Choice Hotels International, Inc.	85,670
1,247	Hilton Worldwide Holdings, Inc.	99,585
648	Marriott International, Inc.	87,953
662	Wyndham Worldwide Corp.	76,706
		349,914
	MACHINERY-DIVERSIFIED - 1.9%
1,413	Cognex Corp. ^	86,419
9,000	Gencor Industries, Inc. *	148,950
1,890	Graco, Inc.	85,466
2,065	Middleby Corp. * ^	278,672
		599,507
	MEDIA - 3.9%
11,450	Liberty Global PLC *	387,468
10,654	Nexstar Media Group, Inc.	833,143
		1,220,611
	MISCELLANEOUS MANUFACTURING - 0.6%
651	John Bean Technologies Corp.	72,131
453	Parker-Hannifin Corp.	90,410
122	Proto Labs, Inc. * ^	12,566
		175,107
	OIL & GAS - 0.4%
444	Diamondback Energy, Inc. *	56,055
2,455	Jagged Peak Energy, Inc. *	38,740
1,297	Matador Resources Co. *	40,376
		135,171
	OIL & GAS SERVICES - 0.1%
1,546	ProPetro Holding Corp. *	31,167
308	Solaris Oilfield Industries, Inc. *	6,594
		37,761
	PHARMACEUTICALS - 2.5%
1,182	AbbVie, Inc.	114,311
685	Aerie Pharmaceuticals, Inc. * ^	40,929
4,594	Diplomat Pharmacy, Inc. * ^	92,202
616	Neogen Corp. *	50,641
4,618	Portola Pharmaceuticals, Inc. * ^	224,804
872	PRA Health Sciences, Inc. * ^	79,413
329	Shire PLC - ADR	51,035
1,704	Zoetis, Inc.	122,756
		776,091
	REAL ESTATE - 0.9%
3,653	FirstService Corp. ^	255,418
656	Redfin Corp. *	20,546
		275,964

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares		Fair Value
	COMMON STOCK - 82.9% (Continued)
	RETAIL - 4.3%
759	Best Buy Co., Inc.	$51,969
412	Burlington Stores, Inc. *	50,688
295	Children's Place, Inc.	42,878
453	Chuy's Holdings, Inc. * ^	12,707
2,414	Copart, Inc. *	104,261
549	Dollar Tree, Inc. *	58,913
26,350	Fiesta Restaurant Group, Inc. *	500,650
974	Five Below, Inc. *	64,595
4,747	Francesca's Holdings Corp. * ^	34,701
467	Home Depot, Inc.	88,511
687	Lowe's Companies, Inc.	63,850
2,335	Ollie's Bargain Outlet Holdings, Inc. * ^	124,339
714	PetIQ, Inc. *	15,594
698	Ross Stores, Inc.	56,015
1,260	Rush Enterprises, Inc. *	64,021
		1,333,692
	SAVINGS & LOANS - 0.7%
5,075	Bofl Holding, Inc. * ^	151,743
2,565	Meridian Bancorp, Inc.	52,839
		204,582
	SEMICONDUCTORS - 2.1%
1,927	ASML Holding NV - ADR ^	334,951
565	Cavium, Inc. *	47,364
829	Impinj, Inc. * ^	18,677
880	IPG Photonics Corp. * ^	188,434
32	MACOM Technology Solutions Holdings, Inc. * ^	1,041
666	Monolithic Power Systems, Inc. ^	74,832
		665,299
	SOFTWARE - 7.1%
1,303	2U, Inc. * ^	84,057
706	Adobe Systems, Inc. * ^	123,719
1,525	Broadridge Financial Solutions, Inc.	138,135
2,069	Callidus Software, Inc. * ^	59,277
898	CDK Global, Inc.	64,010
1,590	Cotivit Holdings, Inc. * ^	51,214
4,657	Ebix, Inc. ^	369,067
5,444	Everbridge, Inc. * ^	161,796
1,337	HubSpot, Inc. * ^	118,191
634	MSCI, Inc. ^	80,226
1,870	NetEase, Inc. - ADR	645,281
655	Paycom Software, Inc. * ^	52,616
2,229	Progress Software Corp.	94,889
278	RealPage, Inc. * ^	12,315
94	SPS Commerce, Inc. * ^	4,568
628	Ultimate Software Group, Inc. * ^	137,048
		2,196,409
	TELECOMMUNICATIONS - 0.7%
348	Arista Networks, Inc. * ^	81,982
2,874	GTT Communications, Inc. * ^	134,934
		216,916
	TEXTILES - 0.3%
356	Mohawk Industries, Inc. * ^	98,220

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares							Fair Value
	COMMON STOCK - 82.9% (Continued)
	TRANSPORTATION - 1.4%
678	Old Dominion Freight Line, Inc.						$89,191
3,817	XPO Logistics, Inc. * ^						349,599
							438,790

	TOTAL COMMON STOCK (Cost - $21,472,069)						25,824,638

	EXCHANGE-TRADED FUNDS (ETFs) - 6.5%
	EQUITY FUNDS - 6.5%
4,476	Guggenheim Solar ETF ^						112,482
6,817	iShares MSCI Austria Capped ETF ^						167,971
5,372	iShares MSCI France ETF ^						167,714
4,952	iShares MSCI Germany ETF ^						163,515
5,675	iShares MSCI Netherlands ETF ^						180,068
2,758	iShares MSCI Philippines ETF						107,065
1,898	iShares MSCI Thailand Capped ETF						175,565
3,041	SPDR S&P Homebuilders ETF						134,595
2,014	SPDR S&P Metals & Mining ETF						73,249
1,488	SPDR S&P Oil & Gas Exploration & Production ETF						55,324
1,778	SPDR S&P Retail ETF						80,330
6,065	United States Oil Fund LP *						72,841
4,616	VanEck Vectors Coal ETF						73,994
4,714	VanEck Vectors Indonesia Index ETF						117,096
1,656	VanEck Vectors Steel ETF						75,927
8,579	VanEck Vectors Vietnam ETF						153,392
4,089	WisdomTree India Earnings Fund						113,838
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $1,872,616)						2,024,966

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.6%
816	American Tower Corp. ^						116,419
733	CoreSite Realty Corp. ^						83,489
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost - $193,803)						199,908

		Counterparty	Contracts ++	Notional Amount	Exercise Price	Expiration	Fair Value
PURCHASED OPTIONS - 0.9% *
Call Options Puchased - 0.0%
Chicago Board Options Exchange		InteractiveBrokers	122	112,035	$15.00	1/17/2018	$5,124
Total Call Options Purchased (Cost $19,967)							5,124

Put Options Purchased - 0.9%
Blue Apron Holdings, Inc.		InteractiveBrokers	5	2,015	15.00	1/19/2018	5,625
Sears Holdings Corp.		InteractiveBrokers	10	3,580	10.00	1/19/2018	6,500
Sears Holdings Corp.		InteractiveBrokers	120	42,960	20.00	1/19/2018	198,900
Sears Holdings Corp.		InteractiveBrokers	6	2,148	27.00	6/15/2018	14,610
Sears Holdings Corp.		InteractiveBrokers	6	2,148	25.00	1/18/2019	13,350
Snap, Inc.		InteractiveBrokers	8	11,688	25.00	1/19/2018	8,320
Snap, Inc.		InteractiveBrokers	7	10,227	40.00	1/18/2019	17,500
Square, Inc.		InteractiveBrokers	3	10,401	8.00	1/19/2018	120
Square, Inc.		InteractiveBrokers	48	166,416	25.00	1/19/2018	7
Valeant Pharmaceuticals International, Inc.		InteractiveBrokers	111	230,658	5.00	1/19/2018	67
Valeant Pharmaceuticals International, Inc.		InteractiveBrokers	39	81,042	10.00	1/19/2018	111
Valeant Pharmaceuticals International, Inc.		InteractiveBrokers	7	14,546	15.00	1/19/2018	195
Valeant Pharmaceuticals International, Inc.		InteractiveBrokers	133	276,374	45.00	1/19/2018	16,940
Total Put Options Purchased (Cost $271,912)							282,245
TOTAL OPTIONS PURCHASED (Cost $291,879)							287,369

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares
	SHORT-TERM INVESTMENT - 10.6%
	MONEY MARKET FUND - 10.6%
3,297,104	Fidelity Investments Money Market Funds - Institutional Class, 1.14% +	$3,297,104
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,297,104)

	TOTAL INVESTMENTS - 100.6% (Cost - $26,835,592) (a)	$31,346,616
	OPTION CONTRACTS PURCHASED (Cost - $291,879) - 0.9%	287,369
	SECURITIES SOLD SHORT (Proceeds - $5,540,092) - (21.2)%	(6,610,826)
	OTHER ASSETS LESS LIABILITIES - 19.7%	6,140,584
	NET ASSETS - 100.0%	$31,163,743

Shares		Fair Value
	SECURITIES SOLD SHORT - (21.2)% *
	COMMON STOCK - (16.7)%
	BANKS - (0.6)%
2,734	Associated Banc-Corp.	$69,444
961	Synovus Financial Corp.	46,070
1,734	Zions Bancorporation	88,139
		203,653
	BEVERAGES - (0.2)%
942	Molson Coors Brewing Co.	77,310

	BIOTECHNOLOGY - (0.4)%
316	Illumina, Inc.	69,043
223	Intercept Pharmaceuticals, Inc.	13,028
1,730	Intrexon Corp.	19,930
2,069	Lexicon Pharmaceuticals, Inc.	20,442
		122,443
	BUILDING MATERIALS - (0.7)%
5,900	Cree, Inc.	219,126

	COMMERCIAL SERVICES - (1.2)%
57	Ambow Education Holding Ltd. - ADR	228
1,026	Cardtronics PLC	19,001
6,303	Great Lakes Dredge & Dock Corp.	34,036
2	Huron Consulting Group, Inc.	81
1,431	Macquarie Infrastructure Corp.	91,870
5,100	TriNet Group, Inc.	226,134
		371,350

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Fair Value
	SECURITIES SOLD SHORT - (21.2)% (Continued)
	COMMON STOCK - (16.7)% (Continued)
	COMPUTERS - (0.3)%
2,050	Kornit Digital Ltd.	$33,107
1,449	NetScout Systems, Inc.	44,122
1,501	Pure Storage, Inc.	23,806
		101,035
	COSMETICS/PERSONAL CARE - (0.2)%
905	Edgewell Personal Care Co.	53,748

	DIVERSIFIED FINANCIAL SERVICES - (0.1)%
860	Och-Ziff Capital Management Group LLC	2,150
6,100	PPDAI Group, Inc. - ADR	43,371
		45,521
	ELECTRIC - (0.3)%
2,405	OGE Energy Corp.	79,149

	ELECTRICAL COMPONENTS & EQUIPMENT - (1.0)%
1,700	Acuity Brands, Inc.	299,200

	ENERGY/ALTERNATE SOURCES - (0.1)%
1,680	Green Plains, Inc.	28,308

	ENVIRONMENTAL CONTROL - (0.2)%
950	Stericycle, Inc.	64,590

	FOOD - (0.0)%
867	Blue Apron Holdings, Inc.	3,494

	HEALTHCARE SERVICES - (0.2)%
3,864	Brookdale Senior Living, Inc.	37,481
748	Envision Healthcare Corp.	25,851
		63,332
	HOME FURNISHINGS - (0.4)%
798	Leggett & Platt, Inc.	38,089
2,550	Sleep Number Corp.	95,854
		133,943
	INSURANCE - (1.6)%
1,431	Assured Guaranty Ltd.	48,468
1,274	AXIS Capital Holdings Ltd.	64,031
6,185	HCI Group, Inc.	184,931
7,034	Universal Insurance Holdings, Inc. ^	192,380
		489,810
	INTERNET - (1.6)%
22	Carvana Co.	421
2	GrubHub, Inc.	144
1,193	Shutterstock, Inc.	51,335
16,829	Snap, Inc.	245,872
1,530	Wayfair, Inc.	122,813
502	Zillow Group, Inc. - Class A	20,451
1,193	Zillow Group, Inc. - Class C	48,818
		489,854
	MEDIA - (0.4)%
2,898	Grupo Televisa SAB - ADR	54,106
1,832	Liberty Global PLC LiLAC	36,438
1,756	TiVo Corp.	27,394
		117,938

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares		Fair Value
	SECURITIES SOLD SHORT - (21.2)% (Continued)
	COMMON STOCK - (16.7)% (Continued)
	MISCELLANEUOS MANUFACTURING - (0.7)%
5,946	Actuant Corp.	$150,434
2,107	American Outdoor Brands Corp.	27,054
2,634	General Electric Co.	45,963
		223,451
	OIL & GAS - (0.1)%
850	Antero Resources Corp.	16,150

	PACKAGING & CONTAINERS - (0.2)%
1,626	Ball Corp.	61,544

	PHARMACEUTICALS - (1.7)%
229	Allergan PLC	37,460
935	Mallinckrodt PLC	21,094
1,964	Owens & Minor, Inc.	37,080
329	Shire PLC - ADR	51,034
18,732	Valeant Pharmaceuticals International, Inc.	389,251
		535,919
	PIPELINES - (0.6)%
2,069	Genesis Energy LP	46,242
4,139	Kinder Morgan, Inc.	74,792
1,247	Western Gas Partners LP	59,968
		181,002
	PRIVATE EQUITY - (0.2)%
3,394	Kennedy-Wilson Holdings, Inc.	58,886

	RETAIL - (1.3)%
1,332	Bed Bath & Beyond, Inc.	29,291
927	Dick's Sporting Goods, Inc.	26,642
1,370	Five Below, Inc.	90,858
507	PetMed Express, Inc.	23,068
39	Sears Holdings Corp.	140
830	Ulta Beauty, Inc.	185,638
794	Walgreens Boots Alliance, Inc.	57,660
		413,297
	SAVINGS & LOANS - (0.2)%
3,295	People's United Financial, Inc.	61,616

	SOFTWARE - (0.6)%
683	Box, Inc.	14,425
1,900	Castlight Health, Inc.	7,125
1,546	Evolent Health, Inc.	19,016
1,950	j2 Global, Inc.	146,308
		186,874

	TELECOMMUNICATIONS - (0.8)%
2,575	CenturyLink, Inc.	42,951
1,840	China Mobile Ltd. - ADR	92,994
1,100	NETGEAR, Inc.	64,625
4,636	Telefonica SA - ADR	44,876
		245,446
	TEXTILES - (0.8)%
7,900	Culp, Inc.	264,650

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $5,382,150)	$5,212,639

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares				Fair Value
	SECURITIES SOLD SHORT - (21.2)% (Continued)
	EXCHANGE-TRADED FUNDS (ETFs) - (2.8)%
	EQUITY FUNDS - (2.8)%
3,200	CurrencyShares Euro Trust			$369,952
982	ProShares UltraShort Oil & Gas			36,344
4,636	United State Natural Gas Fund LP			27,028
1,800	Vanguard S&P 500 ETF			441,522
	TOTAL EXCHANGE-TRADED FUNDS (ETFs) SOLD SHORT (Proceeds - $870,524)			874,846

	EXCHANGE-TRADED NOTES (ETNs) - (0.0)%
	EQUITY FUNDS (0.0)%
189	iPATH S&P 500 VIX Short-Term Futures ETN			5,277
	TOTAL EXCHANGE-TRADED NOTES (ETNs) SOLD SHORT (Proceeds - $11,879)

	REAL ESTATE INVESTMENT TRUSTS (REITs) - (1.7)%
1,486	American Campus Communities, Inc.			60,971
1,903	CBL & Associates Properties, Inc.			10,771
4,616	Colony NorthStar, Inc.			52,669
1,931	CoreCivic, Inc.			43,447
1,730	Education Realty Trust, Inc.			60,412
1,756	GEO Group, Inc.			41,442
2,466	HCP, Inc.			64,313
1,756	Omega Healthcare Investors, Inc.			48,360
2,795	Pennsylvania Real Estate Investment Trust			33,232
2,695	Sabra Health Care REIT, Inc.			50,585
7,284	Washington Prime Group, Inc.			51,862
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Proceeds - $533,580)			518,064

	TOTAL SECURTIES SOLD SHORT (Proceeds - $6,798,133)			$6,610,826

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
PLC - Public Limited Company
REITS - Real Estate Investment Trusts
* Non-income producing security.
^ All or part of the security was held as collateral for securities sold short as of December 31, 2017.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
++ Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $21,785,745 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$5,283,737
	Unrealized depreciation			(589,916)
	Net unrealized appreciation			$4,693,821

				Unrealized
		Underlying Face		Appreciation/
Short Contracts		Amount at Value ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.1) %
14	E-Mini Nasdaq 100 Index	$1,794,450	March-18	$17,835
14	E-Mini Russell 2000 Futures Index	1,075,550	March-18	4,320
10	E-Mini S&P 500 Future	1,338,000	March-18	3,813
4	E-Mini S&P MidCap 400 Future	760,960	March-18	1,600
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS			$27,568

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investment. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisors are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$25,824,638	$-	$-	$25,824,638
Exchange Traded Funds	2,024,966	-	-	2,024,966
Purchased Call Options	-	5,124	-	5,124
Purchased Put Options	6,806	275,439	-	282,245
Real Estate Investment Trusts	199,908	-	-	199,908
Short-Term Investments	3,297,104	-	-	3,297,104
Total Investments	$31,353,422	$280,563	$-	$31,633,985
Liabilities
Future Contracts	$ -	$ 27,568	$ -	$ 27,568
Securities Sold Short
Common Stock	5,212,639	-	-	5,212,639
Exchange Traded Funds	874,846	-	-	874,846
Exchange Traded Notes	5,277	-	-	5,277
Real Estate Investment Trusts	518,064	-	-	518,064
Total Liabilities	$6,610,826	$27,568	$-	$6,638,394
The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2017, the amount of appreciation on option contracts subject to equity contracts risk exposure amounted to $10,333 for purchased options.
The value of the options disclosed in the Portfolio of Investments at December 31, 2017 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Principal Executive Officer

Date 2/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Principal Executive Officer

Date 2/26/2018